Summary of Significant Accounting Policies - Additional Information (Detail) - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Basis Of Presentation [Abstract]
Cash and cash equivalents maturity period	3 months
Cash equivalents	$ 0	$ 0
Depletion base on expected production, years	10 years
Expected life of mine properties	10 years
Impairment loss	$ 0